Capital Trust Securities	12 Months Ended
Oct. 31, 2018
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Capital Trust Securities

NOTE 20:  CAPITAL TRUST SECURITIES

The Bank issued innovative capital securities through two structured entities: TD Capital Trust III (Trust III) and TD Capital Trust IV (Trust IV).

TD CAPITAL TRUST III SECURITIES – SERIES 2008

On September 17, 2008, Trust III, a closed-end trust, issued TD Capital Trust III Securities – Series 2008 (TD CaTS III). The proceeds from the issuance were invested in trust assets purchased from the Bank. Each TD CaTS III may be automatically exchanged, without the consent of the holders, into 40 non-cumulative Class A First Preferred Shares, Series A9 of the Bank on the occurrence of certain events. TD CaTS III are reported on the Consolidated Balance Sheet as Non-controlling interests in subsidiaries because the Bank consolidates Trust III.

On November 26, 2018, Trust III announced its intention to redeem all of the outstanding TD CaTS III on December 31, 2018.

TD CAPITAL TRUST IV NOTES – SERIES 1 TO 3

On January 26, 2009, Trust IV issued TD Capital Trust IV Notes – Series 1 due June 30, 2108 (TD CaTS IV – 1) and TD Capital Trust IV Notes – Series 2 due June 30, 2108 (TD CaTS IV – 2) and on September 15, 2009, issued TD Capital Trust IV Notes – Series 3 due June 30, 2108 (TD CaTS IV – 3, and collectively TD CaTS IV Notes). The proceeds from the issuances were invested in bank deposit notes. Each TD CaTS IV – 1 and TD CaTS IV – 2 may be automatically exchanged into non-cumulative Class A First Preferred Shares, Series A10 of the Bank and each TD CaTS IV – 3 may be automatically exchanged into non-cumulative Class A First Preferred Shares, Series A11 of the Bank, in each case, without the consent of the holders, on the occurrence of certain events. On each interest payment date in respect of which certain events have occurred, holders of TD CaTS IV Notes will be required to invest interest paid on such TD CaTS IV Notes in a new series of non-cumulative Class A First Preferred Shares of the Bank. The Bank does not consolidate Trust IV because it does not absorb significant returns of Trust IV as it is ultimately exposed only to its own credit risk. Therefore, TD CaTS IV Notes are not reported on the Bank's Consolidated Balance Sheet but the deposit notes issued to Trust IV are reported in Deposits on the Consolidated Balance Sheet. Refer to Notes 10 and 17 for further details.

TD announced on February 7, 2011, that, based on OSFI's February 4, 2011 Advisory which outlined OSFI's expectations regarding the use of redemption rights triggered by regulatory event clauses in non-qualifying capital instruments, it expects to exercise a regulatory event redemption right only in 2022 in respect of the TD Capital Trust IV Notes – Series 2 outstanding at that time. As of October 31, 2018, there was $450 million (October 31, 2017 – $450 million) in principal amount of TD Capital Trust IV Notes – Series 2 issued and outstanding.

Capital Trust Securities
(millions of Canadian dollars, except as noted)	As at
				Redemption date
	Thousands of units	Distribution/Interest payment dates	Annual yield	At the option of the issuer		October 31 2018	October 31 2017
Included in Non-controlling interests in subsidiaries on the Consolidated Balance Sheet
TD Capital Trust III Securities – Series 2008	1,000	June 30, Dec. 31	7.243%[1]	Dec. 31, 2013	[2]	$993	$983

TD CaTS IV Notes issued by Trust IV
TD Capital Trust IV Notes – Series 1	550	June 30, Dec. 31	9.523%[3]	June 30, 2014	[4]	550	550
TD Capital Trust IV Notes – Series 2	450	June 30, Dec. 31	10.000%[5]	June 30, 2014	[4]	450	450
TD Capital Trust IV Notes – Series 3	750	June 30, Dec. 31	6.631%[6]	Dec. 31, 2014	[4]	750	750
	1,750					$1,750	$1,750

[1]	From and including September 17, 2008, to but excluding December 31, 2018, and thereafter at a rate of one half of the sum of 6-month Bankers' Acceptance rate plus 4.30%.
[2]	On the redemption date and on any distribution date thereafter, Trust III may, with regulatory approval, redeem TD CaTS III in whole, without the consent of the holders.
[3]

From and including January 26, 2009, to but excluding June 30, 2019. Starting on June 30, 2019, and on every fifth anniversary thereafter, the interest rate will reset to equal the then 5-year Government of Canada yield plus 10.125%.

[4]

On or after the redemption date, Trust IV may, with regulatory approval, redeem the TD CaTS IV – 1, TD CaTS IV – 2 or TD CaTS IV – 3, respectively, in whole or in part, without the consent of the holders. Due to the phase-out of non-qualifying instruments under OSFI's CAR guideline, the Bank expects to exercise a regulatory event redemption right in 2022 in respect of the TD CaTS IV – 2 outstanding at that time.

[5]

From and including January 26, 2009, to but excluding June 30, 2039. Starting on June 30, 2039, and on every fifth anniversary thereafter, the interest rate will reset to equal the then 5-year Government of Canada yield plus 9.735%.

[6]

From and including September 15, 2009, to but excluding June 30, 2021. Starting on June 30, 2021, and on every fifth anniversary thereafter, the interest rate will reset to equal the then 5-year Government of Canada yield plus 4.0%.